Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense

The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2025 and 2024 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Euros in thousands)
Research and development expenses	(2,066)	(2,595)	(4,220)	(4,863)
General and administrative expenses	(2,075)	(1,713)	(4,251)	(3,742)
Total share-based compensation	(4,141)	(4,308)	(8,471)	(8,605)

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options

	Three months ended June 30, 2025	Six months ended June 30, 2025
Exercise price in USD	$5.19	$5.42
Underlying share price in USD	$5.19	$5.42
Volatility	84.58%	83.12%
Time period (years)	5.61	5.96
Risk-free rate	3.89%	4.21%
Dividend yield	0.00%	0.00%

Summary of Employee Share Options

Service Options outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.94	10,089,474
Service Options granted in 2025	5.42	1,421,900
Service Options forfeited	11.19	42,572
Service Options exercised	—	—
Service Options expired	10.34	85,528
Service Options outstanding on June 30,	9.37	11,383,274
Service Options exercisable on June 30,	10.21	5,972,199
Weighted average remaining contract life (years)	7.26

Performance Based Options [Member]
Statements [Line Items]
Summary of Employee Share Options

PSUs outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.09	3,680,000
PSUs granted in 2025	—	—
PSUs forfeited	—	—
PSUs outstanding on June 30,	10.09	3,680,000
PSUs exercisable on June 30,	—	—
Weighted average remaining contract life (years)	5.10

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Matching Stock Options outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,315,798
Matching Stock Options forfeited	10.00	4,950
Matching Stock Options exercised	—	—
Matching Stock Options expired	10.00	7,910
Matching Stock Options outstanding on June 30,	10.00	1,302,938
Matching Stock Options exercisable on June 30,	10.00	1,302,938
Weighted average remaining contract life (years)	5.00

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Converted Options outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.90	477,842
Converted Options forfeited	1.50	2,275
Converted Options exercised	1.06	9,338
Converted Options expired	1.17	1,078
Converted Options outstanding on June 30,	2.94	465,151
Converted Options exercisable on June 30,	2.94	465,151
Weighted average remaining contract life (years)	2.51